Inventory	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Inventory [Abstract]
Inventory
10.	Inventory

Inventory consisted of the following (in thousands):

	September 30,	December 31,
	2011	2010
Land and land development costs	$19,728	28,983
Bluegreen Resorts	211,403	230,346
Other costs	125	554
Land and facilities held for sale	4,145	5,436

Total	$235,401	265,319

Inventory consisted of the combined real estate assets of Bluegreen Resorts, Carolina Oak, Core Communities, BankAtlantic’s residential construction development acquired in 2002, and BankAtlantic’s land and facilities held for sale for BankAtlantic’s store expansion program. During the fourth quarter of 2010, Core relinquished to its lenders title to substantially all of the land Core owned in both Florida and South Carolina and conveyed its ownership interests in several of its subsidiaries. During February 2011, Core was released from any other claims arising from or relating to these loans. However, as described in Note 2 to these unaudited consolidated financial statements, land and land development costs include $19.4 million related to certain assets within Core’s South Carolina property which are subject to separate foreclosure proceedings that are not expected to commence until later in the fourth quarter of 2011.

Completed inventory is carried at the lower of (i) cost, including costs of improvements and amenities incurred subsequent to acquisition, capitalized interest, real estate taxes plus other costs incurred during construction, or (ii) estimated fair value, less costs to sell.

14.	Real Estate Inventory

Real estate inventory consisted of the following (in thousands):

	December 31,
	2010	2009
	As Adjusted	As Adjusted
	(Note 1)	(Note 1)
Land and land development costs	$28,983	163,534
Bluegreen Resorts	230,346	212,662
Other costs	554	552
Land and facilities held for sale	5,436	7,259

Total	$265,319	384,007

Inventory consisted of the combined real estate assets of Bluegreen Resorts, Bluegreen Communities, Carolina Oak, Core Communities, BankAtlantic’s residential construction development acquired in 2002, and BankAtlantic land and facilities held for sale for BankAtlantic’s store expansion program. As described above, inventory relating to Bluegreen Communities has been reclassified as “assets held for sale from discontinued operations” at December 31, 2010 and 2009. During the fourth quarter of 2010, Core relinquished to its lenders title to substantially all of the land Core owned in both Florida and South Carolina and pledged its ownership interests in several Core subsidiaries. During February 2011, Core was released from any other claims arising from or relating to the loans. With the exception of certain assets within Tradition Hilton Head with a carrying value of $19.4 million at December 31, 2010, which are the subject of separate foreclosure proceedings that are not expected to begin until later in the first half of 2011, land and land development costs reflect an adjustment for the carrying value of $121.9 million in satisfaction of Core’s outstanding debt of $112.3 million related to those assets. See “Notes and Mortgage Notes Payable and Other Borrowings” under Note 23 to these audited consolidated financial statements for further information regarding Core’s settlement of its debt obligations.

Real estate inventory is reviewed for impairment on a project-by-project basis. Long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to estimated future undiscounted cash flows expected to be generated by the asset, or by using appraisals of the related assets. If the carrying amount of an asset exceeds its estimated future undiscounted cash flows, an impairment charge is recognized in the amount by which the carrying amount of the asset exceeds its fair value. As a result of the impairment analyses performed, the Company recorded real estate inventory impairment charges of approximately $20.4 million related to Core Communities; $101.9 million related to Core Communities and Carolina Oak; and $3.5 million related to Carolina Oak for the years ended December 31, 2010, 2009 and 2008, respectively. Impairment charges of inventory of real estate are included in cost of sales in the Company’s Consolidated Statements of Operations.

Land and land development costs at December 31, 2009 also consisted of real estate inventory from a residential construction development acquired by BankAtlantic in 2002. During the year ended December 31, 2010, BankAtlantic sold the real estate project for approximately $5.2 million and recognized a $1.2 million loss which is included in Financial Services - other expenses. During the years ended December 31, 2009 and 2008, BankAtlantic recognized $3.9 million and $1.2 million of impairments associated with this real estate project.

Bluegreen reviews its undeveloped resort properties for impairment under the accounting guidelines, which requires that such property be reviewed for impairment if events or changes in circumstances indicate that the carrying amount of the assets might not be recoverable. No impairment charges were recorded with respect to Bluegreen Resorts’ inventory during the years ended December 31, 2010 or 2009.